Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)		Common Stock [Member] Archimedes Tech SPAC Partners II Co [Member]		Common Stock [Member]	Additional Paid-in Capital [Member] Archimedes Tech SPAC Partners II Co [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Archimedes Tech SPAC Partners II Co [Member]	Retained Earnings [Member]	Archimedes Tech SPAC Partners II Co [Member]	Total
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			$ 24,425		$ (78,700)		$ (53,700)
Balance (in shares) at Jun. 06, 2024		0
Balance at Jun. 06, 2024		$ 0			0		0		0
Sale of 840,0000 private placement units (in shares)		5,750,000
Sale of 840,0000 private placement units		$ 575			24,425		0		25,000
Net income	[1]	$ 0			0		(78,700)		(78,700)
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			24,425		(78,700)		(53,700)
Accretion of ordinary shares subject to possible redemption amount		$ 0			(10,032,147)		(7,207,063)		(17,239,210)
Sale of 840,0000 private placement units (in shares)		840,000
Sale of 840,0000 private placement units		$ 84			8,399,916		0		8,400,000
Fair value of Public Warrants at issuance		0			1,725,000		0		1,725,000
Allocated value of transaction costs to warrants and private placement units		0			(117,194)		0		(117,194)
Net income		$ 0			0		1,159,223		1,159,223
Balance (in shares) at Mar. 31, 2025		6,590,000
Balance at Mar. 31, 2025		$ 659			0		(6,126,540)		(6,125,881)
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			24,425		(78,700)		$ (53,700)
Sale of 840,0000 private placement units (in shares)									8,400,000
Net income									$ 3,517,801
Balance (in shares) at Jun. 30, 2025		6,590,000
Balance at Jun. 30, 2025		$ 659			0		(6,256,899)		(6,256,240)
Balance (in shares) at Dec. 31, 2024		5,750,000
Balance at Dec. 31, 2024		$ 575			24,425		(78,700)		(53,700)
Accretion of ordinary shares subject to possible redemption amount		$ 0			(10,032,147)		(14,612,148)		$ (24,644,295)
Sale of 840,0000 private placement units (in shares)		840,000							8,400,000
Sale of 840,0000 private placement units		$ 84			8,399,916		0		$ 8,400,000
Fair value of Public Warrants at issuance		0			1,725,000		0		1,725,000
Allocated value of transaction costs to warrants and private placement units		0	[1]		(117,194)		0		(117,194)
Net income		$ 0	[1]		0		7,986,738		7,986,738
Balance (in shares) at Dec. 31, 2025		6,590,000		100
Balance at Dec. 31, 2025		$ 659			0	$ 10	(6,704,110)	$ (659)	(6,703,451)	$ (659)
Balance (in shares) at Mar. 31, 2025		6,590,000
Balance at Mar. 31, 2025		$ 659			0		(6,126,540)		(6,125,881)
Accretion of ordinary shares subject to possible redemption amount		0			0		(2,488,937)		(2,488,937)
Net income		$ 0			0		2,358,578		2,358,578
Balance (in shares) at Jun. 30, 2025		6,590,000
Balance at Jun. 30, 2025		$ 659			0		(6,256,899)		(6,256,240)
Balance (in shares) at Dec. 03, 2025				0
Balance at Dec. 03, 2025				$ 0		0		0		0
Sale of 840,0000 private placement units (in shares)				100
Sale of 840,0000 private placement units						10
Net income								(659)		(659)
Balance (in shares) at Dec. 31, 2025		6,590,000		100
Balance at Dec. 31, 2025		$ 659			0	10	(6,704,110)	(659)	(6,703,451)	(659)
Accretion of ordinary shares subject to possible redemption amount		0			0		(2,141,962)		(2,141,962)
Net income		$ 0			0		1,704,803	(37,269)	1,704,803	(37,269)
Balance (in shares) at Mar. 31, 2026		6,590,000		100
Balance at Mar. 31, 2026		$ 659			0	10	(7,141,269)	(37,928)	(7,140,610)	(37,928)
Balance (in shares) at Dec. 31, 2025		6,590,000		100
Balance at Dec. 31, 2025		$ 659			0	10	(6,704,110)	(659)	(6,703,451)	(659)
Accretion of ordinary shares subject to possible redemption amount									(4,301,099)
Net income									(135,048,119)	(138,061,944)
Balance (in shares) at Jun. 30, 2026		6,590,000		100
Balance at Jun. 30, 2026		$ 659			0	10	(146,053,328)	(138,062,603)	(146,052,669)	(138,062,603)
Balance (in shares) at Mar. 31, 2026		6,590,000		100
Balance at Mar. 31, 2026		$ 659			0	10	(7,141,269)	(37,928)	(7,140,610)	(37,928)
Accretion of ordinary shares subject to possible redemption amount		0			0		(2,159,137)		(2,159,137)
Net income		$ 0			0		(136,752,922)	(138,024,675)	(136,752,922)	(138,024,675)
Balance (in shares) at Jun. 30, 2026		6,590,000		100
Balance at Jun. 30, 2026		$ 659			$ 0	$ 10	$ (146,053,328)	$ (138,062,603)	$ (146,052,669)	$ (138,062,603)

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.